Fair Value Measurements - Additional information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Jun. 24, 2022	Jun. 30, 2021
Business Combination, Contingent Consideration, Liability	$ 0	$ 2,159,000	$ 0	$ 2,159,000	$ 2,180,000	$ 4,311,000		$ 0		$ 4,335,000
Business Combination, Consideration Transferred	$ 0	$ 2,180,000	$ 2,180,000	$ 2,180,000
STACYC, Inc [Member]
Business combination, contingent consideration arrangements, range of outcomes, value, low					0
Business combination, contingent consideration arrangements, range of outcomes, value, high					6,537,000	6,540,000
Business Combination, Contingent Consideration, Liability					4,978,000				$ 2,180,000
Business Combination, Consideration Transferred					2,180,000	2,180,000
Remeasurement of contingent consideration liability					49,000	788,000	$ 725,000
Business Combination, Consideration Transferred, Liabilities Incurred					2,180,000
AEA-Bridges Impact Corp
Restricted cash non current					549	83
Held to maturity securities at amortized cost					$ 400,248,942	$ 400,085,021